Segment Information (Segment Operating Information by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues		$ 749,890	$ 673,803	$ 690,175
Segment cost of revenues		(216,717)	(243,505)	(289,754)
Segment gross profit		533,173	430,298	400,421
SBC in cost of revenues	[1]	(720)	(142)	738
Gross profit		532,453	430,156	401,159
Operating expenses:
Product development		(234,615)	(233,487)	(250,337)
Sales and marketing		(159,329)	(204,992)	(237,820)
General and administrative		(51,378)	(53,421)	(76,395)
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		0	(7,245)	(16,369)
SBC in operating expenses	[1]	(13,760)	(2,208)	11,370
Total operating expenses		(459,082)	(501,353)	(569,551)
Operating profit /(loss)		73,371	(71,197)	(168,392)
Other income /(expense)		25,993	7,963	30,701
Interest income		7,369	6,103	16,036
Interest expense		(6,234)	(14,370)	(17,538)
Exchange difference		(3,800)	1,430	3,301
Income /(loss) before income tax expense		96,699	(70,071)	(135,892)
Income tax benefit /(expense)		(133,226)	(28,428)	14,586
Net loss from continuing operations		(36,527)	(98,499)	(121,306)
Net income/(loss) from discontinued operations		(91,793)	55,108	53,947
Net loss		(128,320)	(43,391)	(67,359)
Sohu [Member]
Segment Reporting Information [Line Items]
Revenues		0	0	0
Gross profit		0	0	0
Operating expenses:
Operating profit /(loss)		(1,613)	(2,320)	(12,206)
Other income /(expense)		(1,083)	44,738	22
Interest income		12	225	5,865
Income /(loss) before income tax expense		(79,905)	(141,449)	(238,626)
Income tax benefit /(expense)		(6,207)	(7,887)	78,544
Net loss		(86,112)	(149,336)	(160,082)
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Revenues		201,544	218,442	274,670
Segment cost of revenues		(122,362)	(148,258)	(218,184)
Segment gross profit		79,182	70,184	56,486
SBC in cost of revenues	[1]	(177)	(23)	707
Gross profit		79,005	70,161	57,193
Operating expenses:
Product development		(97,681)	(113,761)	(123,743)
Sales and marketing		(106,057)	(155,226)	(203,307)
General and administrative		(25,861)	(31,330)	(47,738)
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions			(7,245)	0
SBC in operating expenses	[1]	(1,759)	(1,023)	4,940
Total operating expenses		(231,358)	(308,585)	(369,848)
Operating profit /(loss)		(152,353)	(238,424)	(312,655)
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Revenues		548,346	455,380	415,561
Segment cost of revenues		(94,362)	(95,268)	(71,626)
Segment gross profit		453,984	360,112	343,935
SBC in cost of revenues	[1]	(543)	(120)	31
Gross profit		453,441	359,992	343,966
Operating expenses:
Product development		(136,934)	(119,726)	(126,593)
Sales and marketing		(53,272)	(49,768)	(34,512)
General and administrative		(25,517)	(22,074)	(28,657)
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions			0	(16,369)
SBC in operating expenses	[1]	(12,001)	(1,185)	6,430
Total operating expenses		(227,724)	(192,753)	(199,701)
Operating profit /(loss)		225,717	167,239	144,265
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		0	(19)	(56)
Segment cost of revenues		7	21	56
Segment gross profit		7	2	0
SBC in cost of revenues	[1]	0	1	0
Gross profit		7	3	0
Operating expenses:
Product development		0	0	(1)
Sales and marketing		0	2	(1)
General and administrative		0	(17)	0
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions			0	0
SBC in operating expenses	[1]	0	0	0
Total operating expenses		0	(15)	(2)
Operating profit /(loss)		$ 7	$ (12)	$ (2)

[1]	“SBC” stands for share-based compensation expense.